Contractual Obligations, Commercial Commitments And Contingencies (Narrative) (Details) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	4 Months Ended	6 Months Ended				6 Months Ended			2 Months Ended		6 Months Ended
	Jun. 30, 2012 T	Sep. 22, 2009 T	Dec. 31, 2011	Mar. 01, 2011	May 03, 2010 DP&L [Member]	May 03, 2010 DP&L [Member]	Jun. 30, 2012 DP&L [Member]	Dec. 31, 2011 DP&L [Member]	Jun. 30, 2012 DPLE and DPLER [Member]	Jun. 30, 2012 MC Squared [Member]	Jun. 30, 2012 Beckjord Unit 6 [Member]	Jun. 30, 2012 Beckjord Unit 6 [Member] DP&L [Member]	Jun. 30, 2012 Hutchings Plant [Member] DP&L [Member]	Feb. 28, 2007 Coal Supply Agreements [Member] DP&L [Member] T	Jun. 30, 2012 Debt Obligation on 4.9% Equity Ownership [Member]	Jun. 30, 2012 Debt Obligation on 4.9% Equity Ownership [Member] DP&L [Member]	Jun. 30, 2012 First Mortgage Bonds Maturing in October 2013 - 5.125% [Member]	Jun. 30, 2012 Pollution Control Series Maturing in January 2028 - 4.70% [Member]	Jun. 30, 2012 Pollution Control Series Maturing in January 2034 - 4.80% [Member]	Jun. 30, 2012 Pollution Control Series Maturing in September 2036 - 4.80% [Member]	Jun. 30, 2012 U.S. Government note maturing in February 2061 - 4.20% [Member]	Mar. 31, 2012 U.S. Government note maturing in February 2061 - 4.20% [Member]	Jun. 30, 2012 Note to DPL Capital Trust II Maturing in September 2031 - 8.125% [Member]	Dec. 31, 2011 Senior Notes Maturing in September 2011 - 6.875% [Member]	Jun. 30, 2012 Five Year Senior Unsecured Notes at 6.50% maturing on October 15, 2016 [Member]	Jun. 30, 2012 Ten Year Senior Unsecured Notes at 7.25% maturing at October 15, 2021 [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Third party guarantees	$ 26,400,000								$ 26,100,000	$ 300,000
Due to third parties, current	0
Equity ownership interest							4.90%								4.90%
Equity ownership interest aggregate cost																69,200,000
Debt obligation															1,411,400,000
Long Term Debt Date Range Equity Ownership, Start																2013
Long Term Debt Date Range Equity Ownership, End																2040
Debt instrument interest percentage				4.20%													5.125%	4.70%	4.80%	4.80%	4.20%	4.20%	8.125%	6.875%	6.50%	7.25%
Environmental reserves	4,300,000
Percentage of coal-fire power plant holdings												50.00%	100.00%
Percentage of energy generated by coal	99.00%
Annual CO2 emissions generation at stations, in tons	16,000,000
Number of tons of CO2 emitted per year including electric generating units		25,000
Number of Auxiliary Boilers	7
Number of diesel electric generating engines						18
Number of emergency black start engines					8
Relief and civil penalties, per day							27,500
Coal supply failure by suppliers														1,500,000
Coal supply agreement, in tons														570,000
Proceeds from Legal Settlements							14,600,000
Deferred liability claims							18,100,000	17,800,000
Plant Value after Merger											0
Interest and Other Income	$ 5,400,000		$ 5,200,000